Investment Securities (Investments Classified by Contractual Maturity Date) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of available-for-sale debt securities, Due in one year or less, Amount	$ 165	$ 431
Amortized cost of available-for-sale debt securities, Due after one year through five years, Amount	3,000	2,880
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	1,882	2,369
Amortized cost of available-for-sale debt securities, Due after ten years, Amount	11,480	7,124
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	166	432
Available-for-sale debt securities, Due after one year through five years, Amount	3,001	2,921
Available-for-sale debt securities, Due after five years through ten years, Amount	1,842	2,417
Available-for-sale debt securities, Due after ten years, Amount	11,130	7,256
Available-for-sale debt securities, Yield	2.50%	2.40%
Available-for-sale debt securities, Due in one year or less, Yield	2.30%	0.10%
Available-for-sale debt securities, Due after one year through five years, Yield	1.90%	2.00%
Available-for-sale debt securities, Due after five years through ten years, Yield	2.50%	2.60%
Available-for-sale debt securities, Due after ten years, Yield	2.70%	2.60%
Available-for-sale Securities, Debt Securities	16,139	13,026
Available-for-sale Debt Securities, Amortized Cost Basis	16,527	12,804
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	9	422
Available-for-sale debt securities, Due after one year through five years, Amount	766	682
Available-for-sale debt securities, Due after five years through ten years, Amount	652	1,110
Available-for-sale debt securities, Due after ten years, Amount	0	0
Available-for-sale debt securities, Yield	1.30%	0.90%
Available-for-sale debt securities, Due in one year or less, Yield	3.00%	0.00%
Available-for-sale debt securities, Due after one year through five years, Yield	1.20%	0.70%
Available-for-sale debt securities, Due after five years through ten years, Yield	1.30%	1.40%
Available-for-sale debt securities, Due after ten years, Yield	0.00%	0.00%
Available-for-sale Securities, Debt Securities	1,427	2,214
Available-for-sale Debt Securities, Amortized Cost Basis	1,495	2,212
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	39
Available-for-sale debt securities, Due after one year through five years, Amount	10
Available-for-sale debt securities, Due after five years through ten years, Amount	102
Available-for-sale debt securities, Due after ten years, Amount	164
Available-for-sale debt securities, Yield	3.30%
Available-for-sale debt securities, Due in one year or less, Yield	1.30%
Available-for-sale debt securities, Due after one year through five years, Yield	0.60%
Available-for-sale debt securities, Due after five years through ten years, Yield	2.60%
Available-for-sale debt securities, Due after ten years, Yield	4.30%
Available-for-sale Securities, Debt Securities	315	0
Available-for-sale Debt Securities, Amortized Cost Basis	316	0
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	18	1
Available-for-sale debt securities, Due after one year through five years, Amount	105	136
Available-for-sale debt securities, Due after five years through ten years, Amount	164	166
Available-for-sale debt securities, Due after ten years, Amount	1	0
Available-for-sale debt securities, Yield	2.70%	2.50%
Available-for-sale debt securities, Due in one year or less, Yield	2.70%	2.20%
Available-for-sale debt securities, Due after one year through five years, Yield	2.40%	1.80%
Available-for-sale debt securities, Due after five years through ten years, Yield	2.90%	3.00%
Available-for-sale debt securities, Due after ten years, Yield	2.70%	0.00%
Available-for-sale Securities, Debt Securities	288	303
Available-for-sale Debt Securities, Amortized Cost Basis	287	295
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	0	0
Available-for-sale debt securities, Due after one year through five years, Amount	90	0
Available-for-sale debt securities, Due after five years through ten years, Amount	3	35
Available-for-sale debt securities, Due after ten years, Amount	10,689	6,871
Available-for-sale debt securities, Yield	2.70%	2.70%
Available-for-sale debt securities, Due in one year or less, Yield	0.00%	0.00%
Available-for-sale debt securities, Due after one year through five years, Yield	2.10%	0.00%
Available-for-sale debt securities, Due after five years through ten years, Yield	4.20%	4.30%
Available-for-sale debt securities, Due after ten years, Yield	2.70%	2.70%
Available-for-sale Securities, Debt Securities	10,782	6,906
Available-for-sale Debt Securities, Amortized Cost Basis	11,131	6,779
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	0
Available-for-sale debt securities, Due after one year through five years, Amount	0
Available-for-sale debt securities, Due after five years through ten years, Amount	0
Available-for-sale debt securities, Due after ten years, Amount	39
Available-for-sale debt securities, Yield	1.30%
Available-for-sale debt securities, Due in one year or less, Yield	0.00%
Available-for-sale debt securities, Due after one year through five years, Yield	0.00%
Available-for-sale debt securities, Due after five years through ten years, Yield	0.00%
Available-for-sale debt securities, Due after ten years, Yield	1.30%
Available-for-sale Securities, Debt Securities	39	0
Available-for-sale Debt Securities, Amortized Cost Basis	39	0
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	76	0
Available-for-sale debt securities, Due after one year through five years, Amount	1,483	1,543
Available-for-sale debt securities, Due after five years through ten years, Amount	491	510
Available-for-sale debt securities, Due after ten years, Amount	169	287
Available-for-sale debt securities, Yield	2.00%	2.10%
Available-for-sale debt securities, Due in one year or less, Yield	2.40%	0.00%
Available-for-sale debt securities, Due after one year through five years, Yield	1.90%	2.00%
Available-for-sale debt securities, Due after five years through ten years, Yield	1.90%	1.70%
Available-for-sale debt securities, Due after ten years, Yield	2.70%	3.30%
Available-for-sale Securities, Debt Securities	2,219	2,340
Available-for-sale Debt Securities, Amortized Cost Basis	2,207	2,309
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale debt securities, Due in one year or less, Amount	24	9
Available-for-sale debt securities, Due after one year through five years, Amount	547	560
Available-for-sale debt securities, Due after five years through ten years, Amount	430	596
Available-for-sale debt securities, Due after ten years, Amount	68	98
Available-for-sale debt securities, Yield	4.10%	5.10%
Available-for-sale debt securities, Due in one year or less, Yield	3.40%	3.20%
Available-for-sale debt securities, Due after one year through five years, Yield	3.00%	4.00%
Available-for-sale debt securities, Due after five years through ten years, Yield	5.30%	6.00%
Available-for-sale debt securities, Due after ten years, Yield	5.70%	5.80%
Available-for-sale Securities, Debt Securities	1,069	1,263
Available-for-sale Debt Securities, Amortized Cost Basis	$ 1,052	$ 1,209